Shareholders' equity and mezzanine equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Shares Repurchased under the Authorized Program
Shares repurchased under the authorized programs were as follows:

	Year ended December 31,
	2020	2019	2018
Number of shares repurchased	—	3,463,832	1,544,475
Average price per share	—	12.17	16.84

Total cost of repurchases (1)	—	42,167	25,999
(1)
Amount excludes transaction costs.